Expense Example - Pacer ActiveAlpha India Quality ETF - Pacer ActiveAlpha India Quality ETF Class	Dec. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	$ 281